UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Bain Capital Equity Opportunities Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.

*Annualized

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	1.35%Footnote Reference*

How did the Fund perform during the reporting period?

*Annualized

The Fund returned +8.5% net for the six-month period ending June 30, 2025, outperforming global equity markets amid a tumultuous geopolitical environment.   Comparatively, the S&P 500 Index and the MSCI World Index were up 6.2% and 9.5%, respectively. The Industrial sector portfolio was the largest return driver, led by exposure to commercial aerospace, global logistics and electrical component businesses.   We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.  The Fund’s exposure to the TMT sector was also accretive, driven by positions in a global racing league and several enterprise software businesses we believe are well-positioned within the artificial intelligence ecosystem.  Additionally, the Fund benefited from participating in the IPO of a prominent stablecoin payments business and we are enthusiastic that the IPO market continues to accelerate. The Fund’s exposure to Financials was additive to performance with a core position in a major brokerage platform driving gains.  Broadly speaking within financials, we believe the path for U.S. interest rates is likely downward while the yield curve remains steep, providing a beneficial environment for certain aspects of the financial service ecosystem.  Lastly, consumer exposure lagged and the space overall has been challenging with the sector index significantly underperforming the broad market.   We believe today’s complex world requires both flexibility and a global capability.  Our emphasis continues to focus on durability and predictability of earnings, which currently includes the following opportunities:

• Commercial aerospace – the Fund’s largest thematic opportunity and exposure

• Technology related opportunities in enterprise software and AI beneficiaries

• Global financial service – including exchanges, asset management platforms and select banking institutions

• Media franchise value opportunities (sport and entertainment)

• Consumer compounders – including consumer healthcare, food distribution, used auto parts supply

The portfolio ended June with 29 positions.  The largest ten positions represent ~51% of capital.   The median market capitalization of the portfolio is $56.7 billion and ~53% of the Fund’s assets are not represented in the S&P 500 index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Bain Capital Equity Opportunities Fund
MSCI World Index
S&P 500® Index
$15,000
$10,000
$5,000
$0
$10,944
$10,754
$10,710
Oct-2024
Jun-2025

	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Jun-2025	$10,710	$10,944	$10,754

Average Annual Total Returns

	6 Months	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	8.51%	7.10%
MSCI World Index	9.47%	9.44%
S&P 500® Index	6.20%	7.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$21,109,863
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover253%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
24.9%
Technology
23.8%
Industrials
22.2%
Communications
10.1%
Consumer Discretionary
9.4%
Consumer Staples
9.1%
Other Assets in Excess of Liabilities
0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	9.1%
Consumer Discretionary	9.4%
Communications	10.1%
Industrials	22.2%
Technology	23.8%
Financials	24.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	8.3%
Microsoft Corporation	6.9%
Liberty Media Corp-Liberty Formula One	5.4%
Meta Platforms, Inc. - Class A	4.7%
KKR & Company, Inc.	4.4%
Crane Company	4.3%
Performance Food Group Company	3.8%
DSV A/S	3.7%
Amazon.com, Inc.	3.4%
Nasdaq, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Bain Capital Equity Opportunities Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.baincapitalequityopportunitiesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Bain Capital Equity Opportunities Fund

Class 2

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Bain Capital Equity Opportunities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.baincapitalequityopportunitiesfund.com/. You can also request this information by contacting us at 877-322-0576.

*Annualized

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$83	1.60%Footnote Reference*

How did the Fund perform during the reporting period?

*Annualized

The Fund returned +8.5% net for the six-month period ending June 30, 2025, outperforming global equity markets amid a tumultuous geopolitical environment.   Comparatively, the S&P 500 Index and the MSCI World Index were up 6.2% and 9.5%, respectively. The Industrial sector portfolio was the largest return driver, led by exposure to commercial aerospace, global logistics and electrical component businesses.   We continue to see an attractive long-cycle opportunity within commercial aerospace among the engine and parts manufacturers and the original equipment manufacturers (OEM) – who continue to maintain 10-year order backlogs on strong airframe demand.  The Fund’s exposure to the TMT sector was also accretive, driven by positions in a global racing league and several enterprise software businesses we believe are well-positioned within the artificial intelligence ecosystem.  Additionally, the Fund benefited from participating in the IPO of a prominent stablecoin payments business and we are enthusiastic that the IPO market continues to accelerate. The Fund’s exposure to Financials was additive to performance with a core position in a major brokerage platform driving gains.  Broadly speaking within financials, we believe the path for U.S. interest rates is likely downward while the yield curve remains steep, providing a beneficial environment for certain aspects of the financial service ecosystem.  Lastly, consumer exposure lagged and the space overall has been challenging with the sector index significantly underperforming the broad market.   We believe today’s complex world requires both flexibility and a global capability.  Our emphasis continues to focus on durability and predictability of earnings, which currently includes the following opportunities:

• Commercial aerospace – the Fund’s largest thematic opportunity and exposure

• Technology related opportunities in enterprise software and AI beneficiaries

• Global financial service – including exchanges, asset management platforms and select banking institutions

• Media franchise value opportunities (sport and entertainment)

• Consumer compounders – including consumer healthcare, food distribution, used auto parts supply

The portfolio ended June with 29 positions.  The largest ten positions represent ~51% of capital.   The median market capitalization of the portfolio is $56.7 billion and ~53% of the Fund’s assets are not represented in the S&P 500 index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Bain Capital Equity Opportunities Fund	MSCI World Index	S&P 500® Index
Oct-2024	$10,000	$10,000	$10,000
Jun-2025	$10,710	$10,944	$10,754

Average Annual Total Returns

	6 Months	Since Inception (October 28, 2024)
Bain Capital Equity Opportunities Fund	8.51%	7.10%
MSCI World Index	9.47%	9.44%
S&P 500® Index	6.20%	7.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$21,109,863
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover253%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	9.1%
Consumer Discretionary	9.4%
Communications	10.1%
Industrials	22.2%
Technology	23.8%
Financials	24.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rolls-Royce Holdings plc	8.3%
Microsoft Corporation	6.9%
Liberty Media Corp-Liberty Formula One	5.4%
Meta Platforms, Inc. - Class A	4.7%
KKR & Company, Inc.	4.4%
Crane Company	4.3%
Performance Food Group Company	3.8%
DSV A/S	3.7%
Amazon.com, Inc.	3.4%
Nasdaq, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Bain Capital Equity Opportunities Fund - Class 2

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.baincapitalequityopportunitiesfund.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Item 2. Code of Ethics. Not Applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Bain Capital Equity Opportunities Fund

A series of the Northern Lights Variable Trust

Semi-Annual Financial Statements

and

Additional Information

June 30, 2025

Distributed by Northern Lights Distributors, LLC

Member FINRA

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 11.2%
131,928	Rolls-Royce Holdings plc	$1,749,302
407	TransDigm Group, Inc.	618,900
		2,368,202
	ASSET MANAGEMENT - 7.6%
7,323	Charles Schwab Corporation (The)	668,151
7,019	KKR & Company, Inc.	933,737
		1,601,888
	BANKING - 7.0%
9,856	ABN AMRO Bank N.V. 144A(a)	268,874
11,800	Bank of America Corporation	558,376
93,760	NatWest Group PLC	657,068
		1,484,318
	E-COMMERCE DISCRETIONARY - 4.3%
3,275	Amazon.com, Inc.(b)	718,503
6,518	Coupang, Inc.(b)	195,279
		913,782
	ELECTRICAL EQUIPMENT - 3.0%
1,547	Hubbell, Inc.	631,810

	HOUSEHOLD PRODUCTS - 3.1%
11,029	Haleon plc - ADR	114,371
107,112	Haleon plc	549,548
		663,919
	INSTITUTIONAL FINANCIAL SERVICES - 7.8%
1,967	Evercore, Inc., Class A	531,129
2,373	Intercontinental Exchange, Inc.	435,374
7,659	Nasdaq, Inc.	684,868
		1,651,371
	INTERNET MEDIA & SERVICES - 4.7%
1,335	Meta Platforms, Inc., Class A	985,350

	LEISURE FACILITIES & SERVICES - 2.3%
3,188	Live Nation Entertainment, Inc.(b)	482,281

See the accompanying notes which are an integral part of these financial statements.

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MACHINERY - 4.3%
4,818	Crane Company	$914,890

	PUBLISHING & BROADCASTING - 5.4%
10,911	Liberty Media Corp-Liberty Formula One(b)	1,140,200

	RETAIL - CONSUMER STAPLES - 2.2%
3,281	Dollarama, Inc.	461,360

	RETAIL - DISCRETIONARY - 2.8%
122,903	Marks & Spencer Group PLC	596,881

	SEMICONDUCTORS - 6.2%
2,395	Broadcom, Inc.	660,182
2,828	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	640,513
		1,300,695
	SOFTWARE - 17.6%
1,981	Cadence Design Systems, Inc.(b)	610,445
2,937	Microsoft Corporation	1,460,893
4,350	Okta, Inc.(b)	434,870
2,228	SAP S.E.(b)	675,147
1,741	SAP S.E. - ADR	529,438
		3,710,793
	SPECIALTY FINANCE - 2.4%
2,358	Capital One Financial Corporation	501,688

	TRANSPORTATION & LOGISTICS - 3.7%
3,259	DSV A/S	780,421

See the accompanying notes which are an integral part of these financial statements.

BAIN CAPITAL EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 3.9%
9,245	Performance Food Group Company(b)	$808,660

	TOTAL COMMON STOCKS (Cost $19,374,485)	20,998,509

	TOTAL INVESTMENTS – 99.5% (Cost $19,374,485)	$20,998,509
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%	111,354
	NET ASSETS - 100.0%	$21,109,863

ADR	- American Depositary Receipt

A/S	- Aktieselskab

LTD	- Limited Company

N.V.	- Naamloze Vennootschap

PLC	- Public Limited Company

S.E.	- Société Europeae

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the total market value of 144A securities is $268,874 or 1.3% of net assets.

(b)	Non-income producing security.

See the accompanying notes which are an integral part of these financial statements.

Bain Capital Equity Opportunites Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2025

Assets:
Investments in securities, at cost	$19,374,485
Investments in securities, at fair value	$20,998,509
Foreign currency, at fair value (Cost $21)	4,203
Receivable for Portfolio shares sold	156,263
Deferred offering costs	1,235
Interest and dividends receivable	6,326
Receivable due from advisor	9,449
Total Assets	21,175,985

Liabilities:
Due to Custodian	854
Accrued investment advisory fees	6,675
Accrued distribution (12b-1) fees	5,179
Payable to related parties	35,245
Accrued expenses and other liabilities	18,169
Total Liabilities	66,122
Net Assets	$21,109,863

Components of Net Assets:
Paid-in capital	$19,840,131
Accumulated earnings	1,269,732
Net Assets	$21,109,863

Net Asset Value Per Share
Class 1 Shares:
Net assets	$803,065
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	75,001

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.71

Class 2 Shares:
Net assets	$20,306,798
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,896,890

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.71

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2025

Investment Income:
Dividend income	$40,368
Interest income	3,522
Less: Foreign dividend withholding taxes	(1,954)
Total Investment Income	41,936

Expenses:
Investment advisory fees	41,807
Distribution fees (12b-1)
Class 2 Shares	8,196
Audit fees	24,793
Administrative and accounting service fees	24,680
Transfer agent fees	23,763
Offering fees	19,450
Trustees’ fees	11,764
Legal fees	9,139
Printing and postage expense	7,259
Custody Fee	6,424
Professional fees	4,310
Insurance expense	181
Miscellaneous fees and expenses	1,810
Total Expenses	183,576
Expenses waived/reimbursed by the Advisor	(129,375)
Net Expenses	54,201
Net Investment Loss	(12,265)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(337,764)
Net change in unrealized appreciation on investments	1,635,938
Net Realized and Unrealized Gain on Investments	1,298,174

Net Increase in Net Assets Resulting from Operations	$1,285,909

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Statements of Changes in Net Assets

	Six Months Ended	Period Ended
	June 30, 2025	December 31, 2024*
Decrease in Net Assets:	(Unaudited)
From Operations:
Net investment loss	$(12,265)	$(591)
Net realized loss on investments	(337,764)	(5,570)
Net change in unrealized appreciation (depreciation) on investments	1,635,938	(11,834)
Net decrease in net assets resulting from operations	1,285,909	(17,995)

From Shares of Beneficial Interest:
Proceeds from shares sold:
Class 1	755,605	10
Class 2	19,804,645	1,317,293
Payments for shares redeemed:
Class 1	(2,150)	—
Class 2	(2,030,783)	(2,671)
Net increase in net assets from share transactions of beneficial interest	18,527,317	1,314,632
Total Increase In Net Assets	19,813,226	1,296,637

Net Assets:
Beginning of period*	1,296,637	—
End of period	$21,109,863	$1,296,637

SHARE ACTIVITY
Class 1
Shares Sold	75,213	1
Shares Redeemed	(212)	—
Net increase in shares of beneficial interest outstanding	75,001	1

Class 2
Shares Sold	1,973,069	131,664
Shares Redeemed	(207,577)	(266)
Net increase in shares of beneficial interest outstanding	1,765,492	131,398

*	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Financial Highlights

Selected data based on a share outstanding throughout the periods indicated.

	Class 1 Shares
	Six Months Ended		Period Ended
	June 30, 2025		December 31, 2024(a)
	(Unaudited)
Net asset value, beginning of period	$9.87		$10.00
Gains (losses) from investment operations:
Net investment loss(b)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	0.86		(0.10)
Total gain (loss) from investment operations	0.84		(0.13)
Net asset value, end of period	$10.71		$9.87
Total return(c)	8.51	% (g)	(1.30	)% (g)
Ratios and Supplemental Data:
Net assets, end of period	$803,065		$10
Ratio of total expenses to average net assets(d)(e)	5.20	% (h)	92.70	% (h)
Ratio of net expenses to average net assets(e)	1.35	% (h)	1.35	% (h)
Ratio of net investment loss to average net assets(f)	(0.61	)% (h)	(1.05	)% (h)
Portfolio turnover rate	253	% (g)	39	% (g)

(a)	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(e)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

Bain Capital Equity Opportunites Fund
Financial Highlights

Selected data based on a share outstanding throughout the periods indicated.

	Class 2 Shares
	Six Months Ended		Period Ended
	June 30, 2025		December 31, 2024(a)
	(Unaudited)
Net asset value, beginning of period	$9.87		$10.00
Gains (losses) from investment operations:
Net investment loss(b)	(0.02)		(0.01)
Net realized and unrealized gain (loss) on investments	0.86		(0.12)
Total gain (loss) from investment operations	0.84		(0.13)
Net asset value, end of period	$10.71		$9.87
Total return(c)	8.51	% (g)	(1.30	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$20,307		$1,297
Ratio of total expenses to average net assets(d)(e)	5.45	% (h)	92.95	% (h)
Ratio of net expenses to average net assets(e)	1.60	% (h)	1.60	% (h)
Ratio of net investment loss to average net assets(f)	(0.36	)% (h)	-(0.80	)% (h)
Portfolio turnover rate	253	% (g)	39	% (g)

(a)	The Bain Capital Equity Opportunites Fund commenced operations on October 25, 2024.

(b)	Net investment loss has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(e)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(f)	The recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements

June 30, 2025

1.	ORGANIZATION

The Bain Capital Equity Opportunities Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund pays its own expenses. The Fund seeks to provide capital appreciation over a multi-year market cycle, generally 3-5 years. The Fund commenced operations on October 25, 2024.

The Fund currently offers two classes of shares: Class 1 Shares, and Class 2 Shares. Each class represents an interest in the same assets of the Fund, and has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Operating Segments- The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open -end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s investments measured at fair value:

Bain Capital Equity Opportunities Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$20,998,509	$—	$—	$20,998,509
Total	$20,998,509	$—	$—	$20,998,509

The Fund did not hold any Level 3 securities during the period ended June 30, 2025.

*	Refer to the Schedule of Investments for security classifications.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance

Foreign Currency Risk - Foreign securities and currency strategies will subject the Portfolio to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s June 30, 2024 year-end tax return. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment in the Fund.

Organizational and Offering Costs - Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and government securities, amounted to $36,305,530 and $17,895,803 respectively.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Bain Capital Public Equity, LP, serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, the Advisor, on behalf of the Fund, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, on behalf of the Fund, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the incremental advisory fee schedule below based on the Fund’s average daily net assets. For the period ended June 30, 2025, the Advisor earned $41,807 in advisory fees.

Incremental
Advisory
Net Assets of the Fund	Fee
$0-$150 million	1.25%
$150 million - $400 million	1.20%
$400 million - $600 million	1.15%
$600 million - $800 million	1.10%
$800 million - $1 billion	1.05%
$1 billion +	1.00%

The Adviser has contractually agreed to waive its management fees to limit Fund expenses, until April 30, 2026 so that the total annual operating expenses (including organizational and offering costs) of the Fund (excluding any brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses) of the Fund do not exceed 1.35% and 1.60% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Fund to exceed existing expense limitations or the limitations in place at the time the reduction was originally made. During the period ended June 30, 2025, the Advisor waived $129,375 in fees pursuant to the agreement.

As of December 31, 2024, the Advisor may recapture $77,083 through December 31, 2027.

The Fund expenses organization costs as incurred. Offering costs include insurance fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. These organization and offering costs were advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery as described above. The total amount of the organization costs and deferred offering costs incurred by the Fund were $23,763 and $9,533 respectively.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (“12b-1 Plan” or “Plan”) for Class 2 shares. The fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to Fund’s Class 2 shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the period ended December 31, 2024, the Fund paid $8,196 in distribution fees under the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, the Fund pays to UFS a monthly fee for all operating expenses of the Fund, which is calculated by the Fund on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees. Certain Officers of the Trust are also Officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

For the period ended June 30, 2025, the Fund accrued Trustees fees in the amount of $9,139 on behalf of the Fund.

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025, John Hancock Life Insurance Company held 100% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Fund as of June 30, 2025, and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Tax Net
Cost of Federal	Unrealized	Unrealized	Unrealized
Tax Purposes	Appreciation	Depreciation	Appreciation
$19,377,777	$1,673,372	$(52,640)	$1,620,732

There were no Fund distributions for the period ended December 31, 2024.

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated/Deficits)
$—	$—	$(1,052)	$—	$—	$(15,125)	$(16,177)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after April 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,052.

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassifications for the period ended December 31, 2024, as follows:

Paid
In	Accumulated
Capital	Deficit
$(1,818)	$1,818

Bain Capital Equity Opportunities Fund

Notes to Financial Statements (Continued)

June 30, 2025

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Bain Capital Equity Opportunities Fund

ADDITIONAL INFORMATION (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

INVESTMENT ADVISOR

Bain Capital Public Equity, LP

200 Clarendon Street

Boston, MA 02116

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2025

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	9/2/2025